COMMITMENTS AND CONTINGENCIES (Details 2) (Australian JV)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Australian JV
Joint venture put and call options
Percentage of purchase price to be paid immediately if the Parent is public and the put option is exercised	50.00%	50.00%
Period within which the remaining balance is to be paid if the parent is public and the put option is exercised	18 months	18 months